Marketable Securities - Summary of Marketable Securities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Marketable securities, available-for-sale:
Marketable securities, Amortized cost	$ 15,756,902
Marketable securities, Unrealized Gain	104,718
Marketable securities, Unrealized Loss	0	$ 0
Marketable securities, Fair Value	15,861,620	$ 0
U.S. treasury obligations
Marketable securities, available-for-sale:
Marketable securities, Amortized cost	15,756,902
Marketable securities, Unrealized Gain	104,718
Marketable securities, Unrealized Loss	0
Marketable securities, Fair Value	$ 15,861,620